Other Current Asset (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other current assets
Receivables from the Ministry of Transport and Infrastructure of Turkey	₺ 224,563	₺ 669,621
Prepaid expenses	163,657	135,881
VAT receivable	49,490	109,777
Advances given to suppliers	48,141	90,454
Receivables from tax office	20,864	99,882
Other advances given		65,263
Other	52,271	156,126
Other current assets	₺ 558,986	₺ 1,327,004